Statements of Changes in Stockholder's Deficit - USD ($)	Common Stock	Additional Paid-In Capital (Deficiency)	Accumulated Deficit	Total
Beginning balance, Amount at Dec. 31, 2015	$ 300,001	$ (209,901)	$ (743,692)	$ (653,592)
Beginning balance, Shares at Dec. 31, 2015	30,000,100
Net loss			(116,992)	(116,992)
Ending balance, Amount at Dec. 31, 2016	$ 300,001	(209,901)	(860,684)	(770,584)
Ending balance, Shares at Dec. 31, 2016	30,000,100
Net loss			(146,751)	(146,751)
Ending balance, Amount at Dec. 31, 2017	$ 300,001	$ (209,901)	$ (1,007,435)	(917,335)
Ending balance, Shares at Dec. 31, 2017	30,000,100
Net loss				(40,572)
Ending balance, Amount at Mar. 31, 2018				$ (957,907)